Share-Based Compensation (Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 07, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 14, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures		$ 1,100,000
Expected weighted average period to recognize the compensation cost, in years		1 year 4 months 24 days
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		20,473
Maximum number of shares per employee		5,000
Number of shares authorized		50,000
2000 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		0
Number of shares authorized		500,000
2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		588,127
Maximum number of shares per employee		150,000
Number of shares authorized		3,000,000
2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		1,450,000
Weighted average fair value of option shares granted	$ 1,500,000
Number of shares authorized	12,000,000
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value		$ 2,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted		$ 0.14	$ 0.46
Fair market value of vested shares		$ 500,000	$ 500,000
Intrinsic value of options exercised		$ 0	$ 0
Exercise price		$ 0.33
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 0.21
Nonqualified Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	10,550,000
Exercise price	$ 0.17
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Non Employee Directors [Member] | Maximum [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares per employee		1,000,000
Weighted average fair value of option shares granted		$ 175,000
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year